S-K 1602, SPAC Registered Offerings	Jun. 30, 2025
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]
We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business
combination at a
per-share
price, payable in cash, equal to the aggregate amount then on deposit in our trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (net of amounts withdrawn or eligible to be withdrawn to pay our taxes), divided by the number of then-outstanding public shares. As further described in this prospectus, our amended and restated memorandum and articles of association will provide that a public shareholder, together with any affiliate or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its public shares with respect to more than an aggregate of 15% of the public shares sold in this offering, without our prior consent. If (i) we do not consummate an initial business combination within 24 months from the closing of this offering (or 27 months from the closing of this offering if we have executed a letter of intent, agreement in principle or definitive agreement for our initial business combination within 24 months from the closing of this offering, which we refer to as the completion window), or (ii) our board of directors approves an earlier liquidation, then in either case we will redeem 100% of the public shares for cash, subject to applicable law and certain conditions as described herein. We may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, and the related amendments are implemented by the directors, holders of our public shares will be offered an opportunity to redeem their shares.

SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
The
following
table illustrates the difference between the public offering price per unit and our net tangible book value per share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares included in the public units offered hereby at varying levels in the scenarios in which the over-allotment option is not exercised and exercised in full. See “Dilution” for more information.

AS OF JUNE 30, 2025
OFFERING PRICE OF $10.00 PER UNIT	25% OF MAXIMUM REDEMPTION		50% OF MAXIMUM REDEMPTION		75% OF MAXIMUM REDEMPTION		MAXIMUM REDEMPTION
NTBV	PRICE	NTBV	PRICE	NTBV	PRICE	NTBV	PRICE	NTBV
Assuming Full Exercise of Over-Allotment Option
$ 7.62	$ 7.04	$ 2.96	$ 6.08	$ 3.92	$ 4.19	$ 5.81	$(1.20)	$ 11.20
Assuming No Exercise of Over-Allotment Option
$ 7.60	$ 7.01	$ 2.99	$ 6.04	$ 3.96	$ 4.15	$ 5.85	$(1.21)	$ 11.21

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]
Business Strategy
We intend to pursue a fundamentally strong business that is well positioned for long-term growth in the public markets, where Bain Capital’s capital, operational expertise, and global platform can accelerate value creation. Consistent with the BCSS investment mandate, our approach is opportunistic and thematic, with a focus on complex situations that may benefit from strategic capital and hands-on
partnership. These archetypes may include corporate carve-outs with untapped standalone potential, capital structure inefficiencies that can be addressed through recapitalization, or businesses undergoing strategic repositioning where operational transformation can unlock long-term value. We believe Bain Capital GSS Investment Corp. is uniquely positioned to capitalize on these opportunities due to the following core differentiators:
Scale, Experience, and Reputation as One of the Most Experienced Alternative Asset Managers in the Industry
Bain Capital is one of the largest and most experienced alternative asset managers in the industry, with over $185 billion in assets under management across strategies, including $22 billion managed within our global BCSS platform. We believe our scale, capital flexibility, and reputation for disciplined execution and long-term partnerships will position us as a preferred counterparty in complex or negotiated transactions and securing early access to bilateral opportunities on favorable terms. The size and experience of our team also allow us to react quickly and execute across diverse transaction types.

BCSS is focused on combining bespoke capital solutions with strategic partnership to meet the diverse needs of global companies, entrepreneurs, and asset owners. Launching a SPAC is a natural extension of BCSS’ global investment strategy, and is an opportunity to pursue larger-scale transactions.
Proprietary Sourcing and Origination Capabilities
Bain Capital employs a deeply embedded sourcing model, refined within BCSS through long-standing relationships with corporates, sponsors, advisors, intermediaries, operating partners, and other market participants across the globe. Our platform provides access to proprietary deal flow, often outside of formal processes, including direct bilateral opportunities, reflecting BCSS’ proven ability to find value and invest where others step back.
Extensive Market Knowledge with Public Markets Experience
Our team brings deep experience across market cycles, geographies, and asset classes. We have experience supporting businesses both prior to and after entering the public markets. In addition, we have deep public markets knowledge through Bain Capital’s public equity investing business. We believe this experience enables us to properly position companies to be successful public companies.
Active Approach to Value Creation
A defining feature of Bain Capital’s investing philosophy is hands-on
value creation post-investment. Within BCSS, roughly
one-third
of the team is focused on post-investment asset management, a level of dedicated resourcing we believe is unique among special situations investors. This includes strategy acceleration, talent and capability building, M&A support, capital markets expertise, and cost management. Bain Capital can provide the support of a dedicated portfolio and asset-management team who can work with management on reporting cadence, investor communications, capital allocation, and execution against the value-creation plan. We believe this differentiated, tailored engagement model enhances our ability to support a successful public market transition and maximize shareholder value.

De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If (i) we do not consummate an initial business combination within 24 months from the closing of this offering (or 27 months from the closing of this offering if we have executed a letter of intent, agreement in principle or definitive agreement for our initial business combination within 24 months from the closing of this offering, which we refer to as the completion window), or (ii) our board of directors approves an earlier liquidation, then in either case we will redeem 100% of the public shares for cash, subject to applicable law and certain conditions as described herein.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]
The table below summarizes (i) the number of founder shares and private placement units issued or to be issued to the sponsor simultaneously with the consummation of this offering and the price paid or to be paid by the sponsor for such securities, and (ii) the main items of compensation received or eligible to be received by the sponsor, our sponsor’s affiliates and our directors and officers:

ENTITY/ INDIVIDUAL	AMOUNT OF COMPENSATION RECEIVED OR TO BE RECEIVED OR SECURITIES ISSUED OR TO BE ISSUED	CONSIDERATION

Sponsor
11,500,000 founder shares(1)(2) (of which 1,500,000 are subject to forfeiture if the underwriters do not exercise their overallotment option)

900,000 private placement units for an aggregate purchase price of $9,000,000
Approximately $25,000 or approximately $0.0022 per founder share

	$20,000 per month or approximately $0.00175 per founder share per month	Office space, secretarial and administrative services

	Up to $300,000 in the form of a loan made by Bain to cover offering-related and organizational expenses	Repayment of loans made to us to cover offering-related and organizational expenses of up to $300,000

Independent director nominee	30,000 founder shares(1)(2)	Approximately $65.22 or $0.0022 per founder share

Sponsor, officers or directors, or our or their affiliates
Up to $1,500,000 in working capital loans by our sponsor, our sponsor’s affiliates and our directors or officers. Such loans may be converted at the option of the lender into private placement units at a conversion price of $10.00 per unit(3)

Reimbursement for any
out-of-pocket
expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket
expenses incurred by such persons in connection with activities on our behalf(4)

Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination

Services in connection with identifying, investigating and completing an initial business combination

(1)
If we increase or decrease the size of the offering pursuant to Rule 462(b) under the Securities Act, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders, on an as-converted basis, at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the private placement shares), which would maintain the same relative dilution from such Class B ordinary shares prior to any such increase or decrease in the size of this offering.

(2)
As described below under “
Offering—Founder shares conversion and anti-dilution rights
,” the founder shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal price of $0.0022 per founder share at which our sponsor and independent director nominee purchased the founder shares and/or the anti-dilution
rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion in connection with and following the closing of our initial business combination. The Class A ordinary shares issuable in connection with the conversion of the founder shares, and any private placement shares of the post-business combination entity issuable in connection with the conversion of up to $1,500,000 of loans from our sponsor, members of our management team or their affiliates or other third parties, at a price of $10.00 per unit, may result in material dilution to our public shareholders. Such dilution could materially increase to the extent that the anti-dilution provision of the founder shares, as described below, results in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the founder shares at the time of our initial business combination to maintain the number of founder shares at 20%. This anti-dilution provision provides that the founder shares are convertible at the option of the holders thereof into Class A ordinary shares such that the number of Class A ordinary shares issuable upon conversion of all founder shares will equal in the aggregate on an as-converted
basis 20% of the sum of the total number of ordinary shares issued and outstanding (excluding the private placement shares) upon the consummation of this offering, plus the total number of shares issued in connection with an initial business combination, as described under “
Offering—Founder shares conversion and anti-dilution right
s” and “
Description of Securities—Founder Shares
,” which may result in material dilution to public shareholders at such time. This anti-dilution provision will not be calculated to take into account the extent to which public shareholders elect to require their shares to be redeemed in connection with our initial business combination. For more information also see below under “
Offering—Payments to insiders” and “Offering—Additional financing
.”

(3)
The $10.00 per private placement unit conversion price for such working capital loans may potentially be significantly less than the market price of our shares at the time the lenders elect to convert their working capital loans into private placement units. Further, the $11.50 exercise price of the private placement warrants included in the private placement units issuable upon conversion of working capital loans may be significantly less than the market price of our shares at the time such private placement warrants are exercised. Similarly, depending on the market price of our shares at the time our private placement warrants are exercised, the cashless exercise feature of our private placement warrants may also result in material dilution to our public shareholders given that the cashless exercise of the warrants will not result in any cash proceeds to us and holders of our private placement warrants would pay the private placement warrant exercise price by surrendering their warrants for a number of Class A ordinary shares equal to the quotient obtained by dividing (x) the product of the number of Class A ordinary shares underlying the warrants, multiplied by the excess of the “Sponsor fair market value” (as defined below) over the exercise price of the warrants by (y) the Sponsor fair market value. The “Sponsor fair market value” shall mean the average reported last sale price of the Class A ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of warrant exercise is sent to the warrant agent. Therefore, such private placement unit issuances may result in significant dilution to holders of our shares. For more information also see “Risk Factor—Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination—We may issue shares to investors in connection with our initial business combination at a price which is less than $10.00 or the prevailing market price of our shares at that time, which could dilute the interests of our existing shareholders and add costs” and
“Risk Factors—Risks Relating to our Sponsor and Management Team—Our warrants may have an adverse effect on the market price of our Class
 A ordinary shares and make it more difficult to effectuate our initial business combination
.”

(4)
For more information, also see “
Effecting Our Initial Business Combination—Sources of Target Businesses,” “Management—Executive Officer and Director Compensation
” and “
Certain Relationships and Related Party Transactions
.”

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]
(1)
If we increase or decrease the size of the offering pursuant to Rule 462(b) under the Securities Act, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders, on an as-converted basis, at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the private placement shares), which would maintain the same relative dilution from such Class B ordinary shares prior to any such increase or decrease in the size of this offering.

(2)
As described below under “
Offering—Founder shares conversion and anti-dilution rights
,” the founder shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal price of $0.0022 per founder share at which our sponsor and independent director nominee purchased the founder shares and/or the anti-dilution
rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion in connection with and following the closing of our initial business combination. The Class A ordinary shares issuable in connection with the conversion of the founder shares, and any private placement shares of the post-business combination entity issuable in connection with the conversion of up to $1,500,000 of loans from our sponsor, members of our management team or their affiliates or other third parties, at a price of $10.00 per unit, may result in material dilution to our public shareholders. Such dilution could materially increase to the extent that the anti-dilution provision of the founder shares, as described below, results in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the founder shares at the time of our initial business combination to maintain the number of founder shares at 20%. This anti-dilution provision provides that the founder shares are convertible at the option of the holders thereof into Class A ordinary shares such that the number of Class A ordinary shares issuable upon conversion of all founder shares will equal in the aggregate on an as-converted
basis 20% of the sum of the total number of ordinary shares issued and outstanding (excluding the private placement shares) upon the consummation of this offering, plus the total number of shares issued in connection with an initial business combination, as described under “
Offering—Founder shares conversion and anti-dilution right
s” and “
Description of Securities—Founder Shares
,” which may result in material dilution to public shareholders at such time. This anti-dilution provision will not be calculated to take into account the extent to which public shareholders elect to require their shares to be redeemed in connection with our initial business combination. For more information also see below under “
Offering—Payments to insiders” and “Offering—Additional financing
.”

(3)
The $10.00 per private placement unit conversion price for such working capital loans may potentially be significantly less than the market price of our shares at the time the lenders elect to convert their working capital loans into private placement units. Further, the $11.50 exercise price of the private placement warrants included in the private placement units issuable upon conversion of working capital loans may be significantly less than the market price of our shares at the time such private placement warrants are exercised. Similarly, depending on the market price of our shares at the time our private placement warrants are exercised, the cashless exercise feature of our private placement warrants may also result in material dilution to our public shareholders given that the cashless exercise of the warrants will not result in any cash proceeds to us and holders of our private placement warrants would pay the private placement warrant exercise price by surrendering their warrants for a number of Class A ordinary shares equal to the quotient obtained by dividing (x) the product of the number of Class A ordinary shares underlying the warrants, multiplied by the excess of the “Sponsor fair market value” (as defined below) over the exercise price of the warrants by (y) the Sponsor fair market value. The “Sponsor fair market value” shall mean the average reported last sale price of the Class A ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of warrant exercise is sent to the warrant agent. Therefore, such private placement unit issuances may result in significant dilution to holders of our shares. For more information also see “Risk Factor—Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination—We may issue shares to investors in connection with our initial business combination at a price which is less than $10.00 or the prevailing market price of our shares at that time, which could dilute the interests of our existing shareholders and add costs” and
“Risk Factors—Risks Relating to our Sponsor and Management Team—Our warrants may have an adverse effect on the market price of our Class
 A ordinary shares and make it more difficult to effectuate our initial business combination
.”

(4)
For more information, also see “
Effecting Our Initial Business Combination—Sources of Target Businesses,” “Management—Executive Officer and Director Compensation
” and “
Certain Relationships and Related Party Transactions
.”

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]
Redemption of public shares and distribution and liquidation if no initial business combination
Our amended and restated memorandum and articles of association will provide that we will have only the completion window to consummate our initial business combination. If we do not consummate an initial business combination within the completion window, we will: (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to us for permitted withdrawals (less up to $100,000 of interest to pay dissolution expenses), divided by the number of the then-outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii), to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

Our sponsor and each member of our management team have entered into an agreement with us, pursuant to which they have agreed to waive their rights to liquidating distributions from the trust account with respect to any founder shares or private placement shares included in private placement units they hold if we fail to consummate an initial business combination within the completion window (although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within the completion window).

The underwriters have agreed to waive their rights to their deferred underwriting commission held in the trust account in the event we do not consummate an initial business combination within the completion window and, in such event, such amounts will be included with the funds held in the trust account that will be available to fund the redemption of our public shares.

Our sponsor, executive officers, directors and director nominee have agreed, pursuant to a written agreement with us, that they will not propose any amendment to our amended and restated memorandum and articles of association (A) that would modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed or repurchased in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other provision relating to the rights of holders of our Class A ordinary shares; unless we provide our public shareholders with the opportunity to redeem their Class A ordinary shares upon implementation by the directors of any such amendment at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to us for permitted withdrawals, divided by the number of the then-outstanding public shares, subject to the limitations described above adjacent to the caption “Limitations on redemptions.” For example and as described above adjacent to “Ability to extend time to complete business combination,” our board of directors may propose such an amendment if it determines that additional time is necessary to complete our initial business combination. There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 27 months from the closing of this offering. In the event we seek to extend during which we may complete our initial business combination, we will conduct a proxy solicitation and distribute proxy materials pursuant to Regulation 14A of the Exchange Act seeking shareholder approval of such proposal and, in connection therewith, provide our public shareholders with the redemption rights described above following shareholder approval and upon implementation by the directors of such amendment. This redemption right shall apply in the event of the implementation of any such amendment, whether proposed by our sponsor, any executive officer, director or director nominee, or any other person. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our sponsor may lose its entire investment in our founder shares and our private placement units.

Our amended and restated memorandum and articles of association will provide that, if we wind up for any other reason prior to the consummation of our initial business combination, we will follow the foregoing procedures with respect to the liquidation of the trust account as promptly as reasonably possible but not more than ten business days thereafter, subject to applicable Cayman Islands law.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	In addition to the above, our officers and directors are not required to commit any specific amount of time to our affairs, and accordingly will have conflicts of interest in allocating management time among various business activities, including identifying potential business combinations and monitoring the related due diligence.